Early Redelivery Income, Net	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Gain Loss On Contract Termination [Text Block]

15. Early Redelivery Income, Net

From time to time, the Company enters into arrangements for early redelivery of its vessels from charterers and may continue to do so in the future, depending on market conditions. Early redelivery costs are incurred where the contracted daily fixed charter rates are substantially lower than the daily charter rates the vessels could potentially earn in the current market. Income is recognized in connection with early termination of a period time charter, resulting from a request of the respective vessel charterers for early redelivery and agreement to compensate the Company. Early redelivery costs for the periods presented represent costs incurred in connection with early termination of charters for which no replacement charter contract for the relevant vessel has been secured at the time of concluding the charter termination agreement, and are recognized at the time the charter termination agreement is concluded. Early redelivery income is recognized when a charter termination agreement exists, the vessel is redelivered to the Company and collection of the related compensation is reasonably assured.

			Year Ended
			December 31,
Company		Date	2009	2010	2011
Efragel	(a)	March 15, 2009	$29,096	—	—
Kerasies	(b)	June 26, 2009	22,331	—	—
Marindou	(c)	June 28, 2009	20,046	—	—
Pelea	(d)	July 19, 2009	2,653	—	—
Kerasies	(e)	March 25, 2010	—	$(1,520)	—
Pemer	(f)	April 13, 2010	—	3,581	—
Pelea	(g)	April 28, 2010	—	(1,765)	—
Other minor early redeliveries		Various	825	(164)	$207
Total			$74,951	$132	$207

Details of the transactions presented in the above table are as follows:

(a) On March 15, 2009, Efragel took early redelivery of the Old Efrossini, instead of on January 8, 2011. The respective charterer paid cash compensation of $25,480, net of commissions. An amount of $3,616 representing the unearned revenue from the terminated period time charter contract was recorded as additional early redelivery income.

(b) On June 26, 2009, Kerasies took early redelivery of the Katerina, instead of on November 26, 2010. The respective charterer paid cash compensation of $21,463, net of commissions. An amount of $868 representing the unearned revenue from the terminated period time charter contract was recorded as additional early redelivery income.

(c) On June 28, 2009, Marindou took early redelivery of the Maria, instead of on January 2, 2011. The respective charterer paid cash compensation of $15,516, net of commissions. An amount of $4,530 representing the unearned revenue from the terminated period time charter contract was recorded as additional early redelivery income.

(d) On July 19, 2009, Pelea took early redelivery of the Pedhoulas Leader, instead of on November 22, 2009. The respective charterer paid cash compensation of $2,653, net of commissions.

(e) On March 25, 2010, Kerasies agreed with the charterers of the Katerina to terminate the $15.5 daily fixed rate time charter which had commenced on June 26, 2009, and was due to expire by September 15, 2011. As compensation for early redelivery, Kerasies agreed to pay the charterers $1,520, net of commissions.

(f) On April 13, 2010, Pemer took early redelivery of the Pedhoulas Merchant, instead of on November 5, 2010. In connection with this early redelivery, we recognized early redelivery income of $3,581, comprising cash compensation paid by the relevant charterer of $4,799, net of commissions, less accrued revenue of $1,218.

(g) On April 28, 2010, Pelea agreed with the charterers of the Pedhoulas Leader to terminate the $18.50 daily fixed rate time charter which had commenced on July 19, 2009, and was due to expire by September 30, 2011. As compensation for early redelivery, Pelea agreed to pay the charterers an amount of $1,765, net of commissions.

In all the cases presented above, no replacement charter contract had been secured at the time of the conclusion of the respective early redelivery agreement.